Interest Rate Derivatives (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Interest Rate Derivatives
Summary of balance sheet location of the Company's derivative instrument

	Balance Sheet	December 31,	December 31,
Dollars in thousands	Location	2021,	2020
Derivatives not designated as hedging instruments:
Interest rate swap contract	Other liabilities	$—	$4,782

Summary of effect of company's derivative instrument on the Consolidated Statements of Operations

	For the three months ended
	March 31,
Dollars in thousands	2022	2021
Interest and other income (expense), net	$—	$1,432

	For the years ended
	December 31,
Dollars in thousands	2021	2020	2019
Other expense, net	$(394)	$4,341	$3,946